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FUND PROFILE
July 1, 1998

THE STRONG SCHAFER VALUE FUND

This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

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STRONG FUNDS

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THE STRONG SCHAFER VALUE FUND

WHAT IS THE FUND'S GOAL?
The STRONG SCHAFER VALUE FUND seeks long-term capital growth. Current income is a secondary objective.


WHAT IS THE FUND'S INVESTMENT STRATEGY?
The Fund invests primarily in stocks of medium- and large-size companies. The portfolio manager selects stocks of companies that have above-average growth, but also are inexpensive relative to market averages. The Fund invests roughly equal amounts of its assets in each stock in the portfolio, and generally invests all of its assets in stocks. The manager sells holdings when they are no longer attractive based on their growth potential or price.

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?
GENERAL STOCK RISKS: The Fund's major risks are those of investing in the stock market. That means it may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested in the Fund.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

1988     18.0%
1989     30.1%
1990    -10.1%
1991     40.9%
1992     18.7%
1993     24.0%
1994     -4.3%
1995     34.2%
1996     23.2%
1997     29.3%

The returns shown above are for the Schafer Value Fund. The Fund's return for the first quarter of 1998 was 9.9%.

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FOREIGN SECURITIES: To a limited degree, the Fund may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

MEDIUM-SIZE COMPANIES: The Fund may invest in the stocks of medium-size companies. Medium-size company stocks are generally more volatile than stocks of large companies, but tend to be less volatile than small-company stocks.

This Fund is appropriate for investors who have financial goals five years or more in the future, and who are comfortable with the risks described here. This Fund is not appropriate for investors concerned primarily with principal stability.

The return information provided illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. Please keep in mind that the Fund's past performance does not represent how the Fund will perform in the future.

The Fund's quarterly returns over the past 10 years ranged as high as 22.5% (in the first quarter of 1991) and as low as -16.6% (in the third quarter of 1990).


AVERAGE ANNUAL TOTAL RETURNS
As of 3-31-98
                     1-YEAR   5-YEAR   10-YEAR
------------------  -------  -------  --------
SCHAFER VALUE FUND   41.00%   21.01%   19.04%
------------------  -------  -------  --------
      S&P 500        48.00%   22.40%   18.94%
------------------  -------  -------  --------
The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.


WHAT ARE THE FEES AND EXPENSES OF THIS FUND?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Fund is 100% no-load, so you pay no fees to buy or sell shares. There also are no 12b-1 marketing fees.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) You do pay the costs of operating the Fund, which are deducted from the Fund's assets. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

Annual Fund Operating Expenses
(as a percent of average net assets)

Management fee          1.00%
Other expenses           0.22%
TOTAL FUND EXPENSES      1.22%

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EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year          3 years          5 years          10 years
----------------------------------------------------------
$124             $387              $670            $1,477


WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?
Schafer Capital Management serves as the investment advisor for the Schafer Value Fund. David K. Schafer is the Fund's portfolio manager. He has managed the Fund since its inception in October 1985, and has more than 30 years of investment experience. He is president of Schafer Capital Management.
Schafer Capital Management and Strong Capital Management have formed a jointly-owned company which, subject to regulatory approval, will become the Fund's investment advisor in late 1998. Mr. Schafer will continue in his role as the Fund's portfolio manager after this change occurs.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Fund.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.

- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In any case, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

HOW CAN I SELL FUND SHARES?
There are several ways you can redeem (sell) shares from the Fund.
- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.

- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

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You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DOES THIS FUND PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Fund may earn income from dividends on the stocks in the portfolio, and may realize capital gains from appreciation on its holdings. The Fund intends to declare income and capital gains once a year. Unless you elect otherwise, all distributions of income and capital gains will be automatically reinvested in the Fund. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Dividend income is taxable at ordinary federal income tax rates. Distributions of capital gains are taxed at rates that are based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Fund's income and capital gains distributions to assist in tax preparation.


WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service from Strong Funds representatives 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Retirement plans for individuals and corporations


Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

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To order a free prospectus kit,
CALL 1-800-368-1030

To learn more about our funds,
discuss an existing account,
or conduct a transaction,
call 1-800-368-3863

If you are a
Financial Professional,
CALL 1-800-368-1683

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Strong On-line
www.strong-funds.com

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STRONG FUNDS
P.O. Box 2936 Milwaukee, Wisconsin 53201
Strong Funds Distributors, Inc. 7751E98     SVALP